Relationship with Parent and Related Entities	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Relationship with Parent and Related Entities
11. Relationship with Parent and Related Entities
Prior to the Separation and Distribution, the N-able business was managed and operated in the normal course of business consistent with other affiliates of SolarWinds. Accordingly, certain shared costs for the periods through the Separation and Distribution date of July 19, 2021 have been allocated to N-able and reflected as expenses in the Consolidated Financial Statements. Management considers the allocation methodologies used to be reasonable and appropriate reflections of the historical SolarWinds expenses attributable to N-able for purposes of the stand-alone financial statements. However, the expenses reflected in the Consolidated Financial Statements may not be indicative of the actual expenses that would have been incurred during the periods presented if N-able historically operated as a separate, stand-alone entity. In addition, the expenses reflected in the Consolidated Financial Statements may not be indicative of related expenses that will be incurred in the future by N-able.
General Corporate Overhead
For the periods through the Separation and Distribution date of July 19, 2021, SolarWinds provided facilities, information technology services and certain corporate and administrative services to the N-able business. Expenses relating to these services have been allocated to N-able and are reflected in the Consolidated Financial Statements. Where direct assignment is not possible or practical, these costs were allocated based on headcount. The following table summarizes the components of general allocated corporate expenses for the years ended December 31, 2021, 2020, and 2019:

	Years Ended December 31,
	2021	2020	2019

	(in thousands)
General and administrative	$20,357	$31,357	$17,394
Research and development	253	1,672	1,224
Sales and marketing	297	1,969	1,128
Cost of revenue	140	149	99
Total	$21,047	$35,147	$19,845
Due to and from Affiliates
Due to affiliates within long-term liabilities in the Consolidated Balance Sheets represents N-able's related party debt due to SolarWinds Holdings, Inc. of $372.7 million as of December 31, 2020. In connection with the
Separation and Distribution, we repaid this related party debt and we had no remaining related party debt due to SolarWinds Holdings, Inc. as of December 31, 2021.
On February 25, 2016, we entered into a loan agreement with SolarWinds Holdings, Inc. with an original principal amount of $250.0 million and a maturity date of February 25, 2023. Borrowings under the loan agreement bear interest at a floating rate which is equal to an adjusted London Interbank Offered Rate ("LIBOR") for a three-month interest period plus 9.8%. Prepayments of borrowings under the loan are permitted. As of December 31, 2020, $228.5 million in borrowings were outstanding. In connection with the Separation and Distribution, we repaid this debt and no borrowings were outstanding as of December 31, 2021.
On May 27, 2016, we entered into an additional loan agreement with SolarWinds Holdings, Inc. The loan agreement, as amended, has an original principal amount of $200.0 million and a maturity date of May 27, 2026. Borrowings under the loan agreement bear interest at a fixed rate of 2.24%. Prepayments of borrowings under the loan are permitted. As of December 31, 2020, $144.2 million in borrowings were outstanding. In connection with the Separation and Distribution, we repaid this debt and no borrowings were outstanding as of December 31, 2021.
Interest expense related to the loan agreements with SolarWinds Holdings, Inc. was $13.8 million, $28.1 million and $34.1 million for the years ended December 31, 2021, 2020 and 2019, respectively. The repayment of principal for these related party borrowings is reflected as a financing activity in the Consolidated Statements of Cash Flows.
Due to affiliates within current liabilities primarily comprises $0.5 million relating to transition services provided by SolarWinds as of December 31, 2021 and $8.0 million of intercompany trade payables as of December 31, 2020. Due from affiliates within accounts receivable comprises $0.1 million of receivables due from SolarWinds as of December 31, 2021 and $0.3 million of intercompany trade receivables as of December 31, 2020.
Equity-Based Incentive Plans
Prior to the Separation and Distribution, certain of our employees participated in Parent’s equity-based incentive plans. Under the SolarWinds Corporation 2016 Equity Incentive Plan (the "2016 Plan"), our employees, consultants, directors, managers and advisors were awarded stock-based incentive awards in a number of forms, including non-qualified stock options. The ability to grant any future equity awards under the 2016 Plan terminated in October 2018. Under the SolarWinds Corporation 2018 Equity Incentive Plan, our employees were eligible to be awarded stock-based incentive awards, including non-statutory stock options or incentive stock options, stock appreciation rights, restricted stock, restricted stock units, performance stock units and other cash-based or share-based awards. Awards granted to our employees under the Parent incentive plans generally vested over periods ranging from one to five years. We measure stock-based compensation for all stock-based incentive awards at fair value on the grant date. Stock-based compensation expense is generally recognized on a straight-line basis over the requisite service periods of the awards.
For the periods through the Separation and Distribution date of July 19, 2021, compensation costs associated with our employees’ participation in Parent's incentive plans have been specifically identified for employees who exclusively supported our operations and were allocated to us as part of the cost allocations from Parent. Total costs charged to us related to our employees’ participation in Parent’s incentive plans were $9.3 million, $20.6 million and $8.4 million for the years ended December 31, 2021, 2020 and 2019, respectively. In connection with the Separation and Distribution, all of the outstanding and unvested SolarWinds equity awards held by our employees were converted to N-able awards through the Conversion. The modification of these outstanding equity awards resulted in incremental compensation expense to the extent the estimated fair value of the awards immediately following the modification exceeded the estimated fair value of the awards immediately prior to the modification. This expense is to be recognized upfront for all outstanding awards and over the remaining vesting term for all unvested awards. For the year ended December 31, 2021, we recognized $2.7 million of incremental expense in connection with the Conversion. We include stock-based compensation expense in operating expense (general and administrative, sales and marketing and research and development) and cost of revenue on our Consolidated Statements of Operations, depending on the nature of the employee’s role in our operations.
Employee Stock Purchase Plan
Prior to the Separation and Distribution, our eligible employees participated in Parent’s 2018 Employee Stock Purchase Plan (the "ESPP"). The ESPP permitted eligible participants to purchase SolarWinds' shares at a discount through regular payroll deductions of up to 20% of their eligible compensation during the offering period. The ESPP was typically implemented through consecutive six-month offering periods. The purchase price of the shares was 85% of the lesser of the fair market value of the closing price per share on the first day of the offering period and the fair market value of the closing price per share on the last day of the offering period. No participant could purchase more than $25,000 worth of common stock per calendar year.
Costs charged to us related to our employees’ participation in Parent’s ESPP were immaterial for the years ended December 31, 2021, 2020 and 2019, respectively.
Agreements with SolarWinds
In connection with the completion of the Separation and Distribution on July 19, 2021, we entered into several agreements with SolarWinds that, among other things, have provided a framework for our relationship with SolarWinds after the Separation and Distribution. The following summarizes some of the most significant agreements and relationships that we continue to have with SolarWinds.
Separation and Distribution Agreement
The Separation and Distribution Agreement sets forth our agreements with SolarWinds regarding the principal actions taken in connection with the Separation and Distribution. It also sets forth other agreements that govern aspects of our relationship with SolarWinds following the Separation and Distribution, including (i) the manner in which legal matters and claims are allocated and certain liabilities are shared between N-able and SolarWinds; (ii) other matters including transfers of assets and liabilities, treatment or termination of intercompany arrangements and the settlement or extinguishment of certain liabilities and other obligations between N-able and SolarWinds; and (iii) mutual indemnification clauses. The Separation and Distribution Agreement also provides that SolarWinds will be liable and obligated to indemnify us for all liabilities based upon, arising out of, or relating to the Cyber Incident other than certain specified expenses for which we will be responsible. The term of the Separation and Distribution Agreement is indefinite and it may only be terminated with the prior written consent of both N-able and SolarWinds.
Transition Services Agreement
We entered into a Transition Services Agreement pursuant to which N-able and SolarWinds provide various services to each other. Under this agreement, SolarWinds continues to provide us with certain corporate and shared services, such as engineering, marketing, internal audit and travel support in exchange for the fees specified in the agreement. The Transition Services Agreement will terminate on the expiration of the term of the last service provided under it, which N-able anticipates to be on or around December 31, 2022. We incurred $1.7 million of costs under the Transition Services Agreement during the year ended December 31, 2021.
Tax Matters Agreement
We entered into a Tax Matters Agreement with SolarWinds that governs the parties’ respective rights, responsibilities and obligations with respect to tax liabilities and benefits, tax attributes, the preparation and filing of tax returns, the control of audits and other tax proceedings and other matters regarding taxes. Costs incurred under the Tax Matters Agreement were insignificant during the year ended December 31, 2021.
Software OEM Agreements
We entered into Software OEM Agreements with SolarWinds pursuant to which SolarWinds granted to N-able, and N-able granted to SolarWinds, a non-exclusive and royalty-bearing license to market, advertise, distribute and sublicense certain SolarWinds and N-able software products, respectively, to customers on a worldwide basis. Each agreement has a two year term, and may be terminated by the applicable licensor in certain instances. We earned
$0.5 million of revenue and incurred $0.1 million of costs, respectively, under the Software OEM Agreements during the year ended December 31, 2021.
Employee Matters Agreement
We entered into an Employee Matters Agreement with SolarWinds that governs N-able's and SolarWinds’ compensation and employee benefit obligations with respect to the employees and other service providers of each company, and generally allocated liabilities and responsibilities relating to employment matters and employee compensation and benefit plans and programs. Costs incurred under the Employee Matters Agreement were insignificant during the year ended December 31, 2021.
Intellectual Property Matters Agreement
We entered into an Intellectual Property Matters Agreement with SolarWinds pursuant to which each party granted to the other party a generally irrevocable, non-exclusive, worldwide, and royalty-free license to use certain intellectual property rights retained by the other party. Under the Intellectual Property Matters Agreement, the term for the licensed or sublicensed know-how is perpetual and the term for each licensed or sublicensed patent is until expiration of the last valid claim of such patent. The Intellectual Property Matters Agreement will terminate only if N-able and SolarWinds agree in writing to terminate it. Costs incurred under the Intellectual Property Matters Agreement were insignificant during the year ended December 31, 2021.
Trademark License Agreement
We entered into a Trademark License Agreement with SolarWinds pursuant to which SolarWinds granted to N-able a generally limited, worldwide, non-exclusive and royalty-free license to use certain trademarks retained by SolarWinds that were used by SolarWinds in the conduct of its business prior to the Separation and Distribution. The Trademark License Agreement will terminate once we cease to use all of the licensed trademarks. Costs incurred under the Trademark License Agreement were insignificant during the year ended December 31, 2021.
Software Cross License Agreement
We entered into a Software Cross License Agreement with SolarWinds pursuant to which each party granted to the other party a generally perpetual, irrevocable, non-exclusive, worldwide and, subject to certain exceptions, royalty-free license to certain software libraries and internal tools for limited uses. The term of the Software Cross License Agreement will be perpetual unless N-able and SolarWinds agree in writing to terminate the agreement. We earned $0.1 million of revenue and incurred $0.7 million of costs, respectively, under the Software Cross License Agreement during the year ended December 31, 2021.